Concentration of credit risk	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Concentration of credit risk

Note 22	Concentration of credit risk
Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.
The amounts of credit exposure associated with our
on-
and
off-balance
sheet financial instruments are summarized in the following table:
Credit exposure by country of ultimate risk

$ millions, as at October 31				2024				2023
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$627,621	$259,280	$110,984	$997,885	$604,145	$239,201	$91,951	$935,297
Off-balance sheet
Credit-related arrangements (4)
Financial institutions	$46,567	$31,083	$6,522	$84,172	$31,849	$25,917	$4,964	$62,730
Governments	10,913	153	15	11,081	10,103	82	33	10,218
Retail	199,324	1,125	525	200,974	189,006	1,072	511	190,589
Corporate	80,644	49,994	13,546	144,184	79,461	44,886	12,457	136,804
	$337,448	$82,355	$20,608	$440,411	$310,419	$71,957	$17,965	$400,341

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $596.4 billion (2023: $573.1 billion) and foreign currencies of $401.5 billion (2023: $362.2 billion).
(3)
No industry or foreign jurisdiction accounted for 10% or more of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 15% as at October 31, 2024 (2023: 15%) and the real estate and construction industry, which across all jurisdictions accounted for 10% as at October 31, 2024 (2023: 11%). Canadian residential mortgages accounted for 49% as at October 31, 2024 (2023: 50%) of loans and acceptances net of allowance for credit losses.

(4)	Certain information has been revised to conform to the current year presentation.
See Note 12 for derivative instruments by country and counterparty type of ultimate risk. In addition, see Note 2
0
for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.
Also see the shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.